Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder A
Related Party Transaction
Revenue				$ 465	$ (3,514)	$ 9,447
Stockholder B
Related Party Transaction
Revenue				7,008	1,391	508
Stockholder C
Related Party Transaction
Revenue				764	6,148	$ 18
Stockholder D
Related Party Transaction
Revenue				46
Investor
Related Party Transaction
Refund, net of taxes	$ 4,100
Investor | Stockholder A
Related Party Transaction
Revenue		$ 39	$ 243
Accounts receivable					9
Investor | Stockholder B
Related Party Transaction
Revenue		(56)	$ 3,544
Accounts receivable		$ 1,288		3,085	1,404
Investor | Stockholder D
Related Party Transaction
Accounts receivable				$ 1,500	$ 2,700